Amount Due From/To Related Parties (Details) - Schedule of Compensation of Key Management Personnel of the Group - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule of Compensation of Key Management Personnel of the Group [Abstract]
Short term employee benefits	$ 694,969	$ 1,019,280
Post-employment pension and medical benefits	29,287	17,268
Termination benefits	6,513
Share-based payment transactions		105,069
Total compensation of key management personnel of the Group	$ 730,769	$ 1,141,617